BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 10,742	$ 10,742	$ 742
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	13,848,630	13,848,630	11,627,949
Common stock, shares outstanding	13,848,630	13,848,630	11,627,949
Intellectual Property [Member]
Finite-lived intangible assets, accumulated amortization	$ 300	$ 300	$ 300
Series A Preferred Stock [Member]
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Series B Preferred Stock [Member]
Preferred stock, par value per share	$ 0.075	$ 0.075	$ 0.075
Preferred stock, shares authorized	3,466,668	3,466,668	3,466,668
Preferred stock, shares issued	2,133,334	2,133,334	3,466,668
Preferred stock, shares outstanding	2,133,334	2,133,334	3,466,668
Series C Preferred Stock [Member]
Preferred stock, par value per share	$ 0.075	$ 0.075	$ 0.075
Preferred stock, shares authorized	866,668	866,668	866,668
Preferred stock, shares issued	866,668	866,668	866,668
Preferred stock, shares outstanding	866,668	866,668	866,668
Series D Preferred Stock [Member]
Preferred stock, par value per share	$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares authorized	300,000	300,000	300,000
Preferred stock, shares issued	300,000	300,000	300,000
Preferred stock, shares outstanding	300,000	300,000	300,000
Series E Preferred Stock [Member]
Preferred stock, par value per share	$ 2.00	$ 2.00	$ 2.00
Preferred stock, shares authorized	480,000	480,000	480,000
Preferred stock, shares issued	480,000	480,000	0
Preferred stock, shares outstanding	480,000	480,000	0